Warrants Issuance: Summary of warrant activity (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Details
Warrants outstanding, start of period	0
Warrants outstanding, weighted average grant date fair value per share, start of period	$ 0
Warrants granted, shares	569,750
Warrants granted, weighted average exercise price	$ 1.00
Warrants granted, weighted average remaining contractual term in years	2.24
Warrants granted, Weighted Average Grant Date Fair Value Per Share	$ 0.63
Warrants outstanding, end of period	569,750
Warrants outstanding, weighted average exercise price, end of period	$ 1.00
Warrants outstanding, weighted average remaining contractual term in years, end of period	2.24
Warrants outstanding, weighted average grant date fair value per share, end of period	$ 0.63